S000008603 [Member] Expense Example - William Blair Small-Mid Cap Growth Fund	Dec. 31, 2025 USD ($)
Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 126
Expense Example, with Redemption, 3 Years	421
Expense Example, with Redemption, 5 Years	738
Expense Example, with Redemption, 10 Years	1,635
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	343
Expense Example, with Redemption, 5 Years	604
Expense Example, with Redemption, 10 Years	1,352
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	310
Expense Example, with Redemption, 5 Years	542
Expense Example, with Redemption, 10 Years	$ 1,208